Inventories Schedule of Inventories (Details) - USD ($) $ in Millions	Sep. 30, 2016	Sep. 30, 2015
Inventory Disclosure [Abstract]
Raw materials and supplies	$ 852	$ 534
Work-in-process	503	329
Finished goods	1,533	802
Inventories	$ 2,888	$ 1,665